Warrants	9 Months Ended
Mar. 31, 2021
Warrants [Abstract]
Warrants
13.	Warrants

The following is a summary of the Company’s outstanding common stock purchase warrants. Of the 500,000 warrants shown below at an exercise price of $.15, these warrants were issued as compensation for a four-year advisory agreement. 150,000 warrants vested on July 24, 2018, another 150,000 on July 24, 2019, another 150,000 vested on July 24, 2020, and the remaining 50,000 will vest on July 24, 2021, should advisor complete the term of his engagement. These warrants were all accounted for in Fiscal 2020.

During the six months ended December 31, 2020 the Company entered into a warrant agreement with one of the Company’s vendors issuing 500,000 warrants at a strike price of $0.50 having a term of five years. The Company valued these warrants using the Black Scholes model utilizing a 107.93% volatility and a risk-free rate of 0.29%, respectively.

In exchange for the agreement to lock up Mr Folkson’s Shares, Folkson received warrants to acquire 400,000 shares of NGTF stock on February 4, 2021, at a strike price of $.30, and with a term of twelve (12) months from the date of that agreement. The Warrants include a provision for cashless exercise and will expire if not exercised within the twelve month term. The Company valued these warrants using the Black Scholes model utilizing a 107.93% volatility and a risk-free rate of 0.50%.

The aggregate intrinsic value of the warrants as of December 31, 2020 is $-0-.

	Outstanding at			Outstanding
Exercise Price	June 30, 2020	Issued / (Exercised) in 2020	Expired	December 31 2020
$0.15	500,000	-	-	500,000
$0.20	105,000	-	25,000	80,000
$0.30	100,000	400,000	-	500,000
$0.40	150,000	-	-	150,000
$0.50	-	500,000	-	500,000
$0.75	300,000	-	-	300,000
	1,155,000	1,260,000	25,000	2,039,000